SHORT-TERM AND LONG-TERM DEBT (Details 2) - USD ($)	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020
Minimum amount due on note	$ 2,053,461	$ 2,030,579	$ 625,597
Promissory Note Due on Jan 31, 2022 [Member]
Minimum amount due on note		1,140,206
Promissory Note Due on Jan 31, 2023 [Member]
Minimum amount due on note		886,165
Promissory Note Due on Jan 31, 2024 [Member]
Minimum amount due on note		$ 4,208